Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration assets explanatory [Table Text Block]
Balance at January 1, 2015	$10,597,994
Additions	141,960
Foreign exchange translation	(1,158,884)
Balance at December 31, 2015	$9,581,070
Additions	93,383
Foreign exchange translation	(123,354)
Balance at December 31, 2016	$9,551,099
Additions	58,568
Impairment	(9,352,640)
Foreign exchange translation	827,470
Balance at December 31, 2017	$1,084,497